Financial Instruments - Summary of Earnings Impact of (Gains) Losses from Risk Management Positions (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Abstract]
Realized (Gain) Loss	$ 33	$ (58)